SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 11,809
Amounts reclassified from AOCI	18	$ 18	$ 20
Ending Balance	12,951	11,809
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Sale of noncontrolling interests, net of offering costs	1,701
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(582)	(322)	(129)
OCI before reclassifications	42	(260)	(193)
Amounts reclassified from AOCI	13	0	0
Total other comprehensive income (loss)	55	(260)	(193)
Ending Balance	(527)	(582)	(322)
Financial instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(137)	(90)	(26)
OCI before reclassifications	(7)	(57)	(70)
Amounts reclassified from AOCI	19	10	6
Total other comprehensive income (loss)	12	(47)	(64)
Ending Balance	(125)	(137)	(90)
Pension and other postretirement benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(87)	(85)	(73)
OCI before reclassifications	(15)	(10)	(26)
Amounts reclassified from AOCI	6	8	14
Total other comprehensive income (loss)	(9)	(2)	(12)
Ending Balance	(96)	(87)	(85)
Accumulated other comprehensive income (loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(806)	(497)	(228)
OCI before reclassifications	20	(327)	(289)
Amounts reclassified from AOCI	38	18	20
Total other comprehensive income (loss)	58	(309)	(269)
Ending Balance	(748)	(806)	(497)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Sale of noncontrolling interests, net of offering costs	20
Parent Company [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	11,809
Ending Balance	12,951	11,809
San Diego Gas and Electric Company [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	5,223
Amounts reclassified from AOCI	1	1	2
Ending Balance	5,641	5,223
San Diego Gas and Electric Company [Member] | Pension and other postretirement benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(8)	(12)	(9)
OCI before reclassifications	(1)	3	(5)
Amounts reclassified from AOCI	1	1	2
Total other comprehensive income (loss)	0	4	(3)
Ending Balance	(8)	(8)	(12)
San Diego Gas and Electric Company [Member] | Accumulated other comprehensive income (loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(8)	(12)	(9)
OCI before reclassifications	(1)	3	(5)
Amounts reclassified from AOCI	1	1	2
Total other comprehensive income (loss)	0	4	(3)
Ending Balance	(8)	(8)	(12)
Southern California Gas Company [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	3,149
Amounts reclassified from AOCI	1	0	3
Ending Balance	3,510	3,149
Southern California Gas Company [Member] | Financial instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(14)	(14)	(14)
OCI before reclassifications	0	0	0
Amounts reclassified from AOCI	1		0
Total other comprehensive income (loss)	1	0	0
Ending Balance	(13)	(14)	(14)
Southern California Gas Company [Member] | Pension and other postretirement benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(5)	(4)	(4)
OCI before reclassifications	(4)	(1)	(3)
Amounts reclassified from AOCI	0	0	3
Total other comprehensive income (loss)	(4)	(1)	0
Ending Balance	(9)	(5)	(4)
Southern California Gas Company [Member] | Accumulated other comprehensive income (loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(19)	(18)	(18)
OCI before reclassifications	(4)	(1)	(3)
Amounts reclassified from AOCI	1		3
Total other comprehensive income (loss)	(3)	(1)	0
Ending Balance	$ (22)	$ (19)	$ (18)